Overview - Additional information (Details)	12 Months Ended
Dec. 31, 2020 item
General information and significant accounting policies
Number Of Vessels In Operation	27
Average Age Of Vessels	7 years 7 months 6 days
Equity Method Investment, Ownership Percentage	50.00%